Segment results - Segment Results of Operations (Tables)	6 Months Ended
Jun. 30, 2026
Operating segments [Abstract]
Segment results of operations

	Three months ended Jun 30, 2026
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Net revenues	2,566	756	1,906	3,185	754	9,168
Provision for credit losses	177	—	38	174	70	460
Noninterest expenses:
Compensation and benefits	766	243	445	781	874	3,108
General and administrative expenses	1,020	226	733	918	(664)	2,233
Impairment of goodwill and other intangible assets	—	—	—	—	—	—
Restructuring activities	(2)	—	—	—	—	(1)
Total noninterest expenses	1,784	469	1,177	1,699	210	5,340
Noncontrolling interests	—	63	—	1	(64)	—
Profit (loss) before tax	605	224	691	1,311	537	3,368
N/M – Not meaningful

	Three months ended Jun 30, 2025
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Net revenues	2,371	725	1,896	2,687	660	8,339
Provision for credit losses	118	—	22	259	25	423
Noninterest expenses:
Compensation and benefits	675	226	399	721	873	2,894
General and administrative expenses	972	212	737	879	(736)	2,065
Impairment of goodwill and other intangible assets	—	—	—	—	—	—
Restructuring activities	1	—	—	—	—	—
Total noninterest expenses	1,648	438	1,137	1,600	137	4,959
Noncontrolling interests	—	62	—	2	(65)	—
Profit (loss) before tax	605	225	738	826	563	2,957
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year

	Six months ended Jun 30, 2026
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Net revenues	5,133	1,558	3,722	6,558	13	16,985
Provision for credit losses	356	—	86	464	72	979
Noninterest expenses:
Compensation and benefits	1,467	486	864	1,509	1,711	6,037
General and administrative expenses	2,025	428	1,458	1,833	(1,329)	4,415
Impairment of goodwill and other intangible assets	—	—	—	—	—	—
Restructuring activities	—	—	—	—	—	—
Total noninterest expenses	3,492	914	2,322	3,342	382	10,451
Noncontrolling interests	—	140	—	2	(142)	—
Profit (loss) before tax	1,286	504	1,314	2,751	(299)	5,555
N/M – Not meaningful

	Six months ended Jun 30, 2025
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Net revenues	4,810	1,455	3,763	6,049	396	16,471
Provision for credit losses	336	—	99	422	37	894
Noninterest expenses:
Compensation and benefits	1,414	476	803	1,473	1,769	5,935
General and administrative expenses	1,970	428	1,491	1,776	(1,422)	4,245
Impairment of goodwill and other intangible assets	—	—	—	—	—	—
Restructuring activities	(5)	—	—	—	—	(5)
Total noninterest expenses	3,379	905	2,294	3,250	348	10,175
Noncontrolling interests	—	121	—	6	(127)	—
Profit (loss) before tax	1,094	429	1,370	2,371	138	5,402
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year

Segment results of operations, private bank	Private Bank

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %
Net revenues:
Personal Banking	1,383	1,306	77	6	2,742	2,594	148	6
Wealth Management[1]	1,184	1,065	118	11	2,392	2,215	176	8
Total net revenues	2,566	2,371	195	8	5,133	4,810	324	7
Of which:
Net interest income	1,662	1,517	145	10	3,300	2,971	329	11
Net commission and fee income	799	739	59	8	1,651	1,571	80	5
Remaining income	106	115	(9)	(8)	182	268	(86)	(32)
Provision for credit losses	177	118	60	51	356	336	20	6
Noninterest expenses:
Compensation and benefits	766	675	90	13	1,467	1,414	54	4
General and administrative expenses	1,020	972	48	5	2,025	1,970	54	3
Impairment of goodwill and other intangible assets	—	—	—	N/M	—	—	—	N/M
Restructuring activities	(2)	1	(2)	N/M	—	(5)	5	N/M
Total noninterest expenses	1,784	1,648	136	8	3,492	3,379	113	3
Noncontrolling interests	—	—	—	N/M	—	—	—	N/M
Profit (loss) before tax	605	605	—	—	1,286	1,094	191	17

Total employees (full-time equivalent)[2]	35,709	36,917	(1,208)	(3)	35,709	36,917	(1,208)	(3)
Risk-weighted assets (in € bn)[2]	97	93	4	4	97	93	4	4
Of which: operational risk RWA (in € bn)[2]	16	15	1	7	16	15	1	7
Assets under Management (in € bn)[2,3]	732	645	87	13	732	645	87	13
Net flows (in € bn)	9	6	2	39	20	12	8	66
Cost/income ratio[4]	69.5%	69.5%	—ppt	N/M	68.0%	70.3%	(2.2)ppt	N/M
Post-tax return on average shareholders’ equity[5]	10.8%	10.4%	0.3ppt	N/M	11.5%	9.4%	2.1ppt	N/M
Post-tax return on average tangible shareholders’ equity[5]	11.3%	10.8%	0.5ppt	N/M	12.0%	9.5%	2.5ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1]Starting from the fourth quarter of 2025, the Private Bank renamed “Wealth Management & Private Banking” to “Wealth Management”
2As of quarter-end
[3]Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In
Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. In instances in which the Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset
Management (DWS) because they are two distinct, independent qualifying services
[4]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5]Based on profit (loss) attributable to Deutsche Bank shareholders after AT1 coupon; for further information, please refer to “Supplementary information: Non-GAAP financial measures” of this report

Segment results of operations, asset management	Asset Management

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %
Net revenues:
Management fees	709	630	79	13	1,382	1,268	114	9
Performance and transaction fees	11	58	(47)	(81)	120	95	25	26
Other	36	37	(1)	(3)	56	92	(36)	(39)
Total net revenues	756	725	31	4	1,558	1,455	103	7
Provision for credit losses	—	—	—	N/M	—	—	—	N/M
Noninterest expenses:
Compensation and benefits	243	226	17	8	486	476	9	2
General and administrative expenses	226	212	14	7	428	428	—	—
Impairment of goodwill and other intangible assets	—	—	—	N/M	—	—	—	N/M
Restructuring activities	—	—	—	N/M	—	—	—	N/M
Total noninterest expenses	469	438	31	7	914	905	9	1
Noncontrolling interests	63	62	—	—	140	121	19	16
Profit (loss) before tax	224	225	(1)	—	504	429	75	17

Total employees (full-time equivalent)[1]	5,411	5,229	182	3	5,411	5,229	182	3
Risk-weighted assets (in € bn)[1]	17	13	4	28	17	13	4	28
Of which: operational risk RWA (in € bn)[1]	5	5	1	14	5	5	1	14
Assets under Management (in € bn)[1,2]	1,190	1,010	180	18	1,190	1,010	180	18
Net flows (in € bn)	25	8	16	192	36	28	7	26
Cost/income ratio[3]	62.0%	60.4%	1.7ppt	N/M	58.7%	62.2%	(3.5)ppt	N/M
Post-tax return on average shareholders’ equity[4]	14.2%	11.6%	2.5ppt	N/M	16.1%	10.8%	5.2ppt	N/M
Post-tax return on average tangible shareholders’ equity[4]	38.8%[5]	26.0%	12.8ppt	N/M	44.4%[5]	24.2%	20.2ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
1As of quarter-end
[2]Assets under Management (AuM) means assets (a) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (b) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represents both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[3]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[4]Based on profit (loss) attributable to Deutsche Bank shareholders after AT1 coupon; for further information, please refer to “Supplementary information: Non-GAAP financial measures” of this report
[5]Starting from the fourth quarter 2025 the equity allocation framework for Asset Management has been updated. For more information, please refer to section “Note 04 -
Business segments and related information” of the Annual Report 2025

Segment results of operations, corporate bank	Corporate Bank

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %
Net revenues:
Corporate Treasury Services	1,084	1,053	31	3	2,158	2,126	33	2
Institutional Client Services	496	527	(31)	(6)	916	1,000	(84)	(8)
Business Banking	326	316	10	3	648	637	11	2
Total net revenues	1,906	1,896	10	1	3,722	3,763	(40)	(1)
Of which:
Net interest income	1,163	1,169	(5)	—	2,308	2,329	(22)	(1)
Net commission and fee income	723	696	27	4	1,386	1,353	33	2
Remaining income	20	32	(12)	(37)	28	80	(52)	(65)
Provision for credit losses	38	22	17	76	86	99	(13)	(13)
Noninterest expenses:
Compensation and benefits	445	399	45	11	864	803	61	8
General and administrative expenses	733	737	(4)	(1)	1,458	1,491	(33)	(2)
Impairment of goodwill and other intangible assets	—	—	—	N/M	—	—	—	N/M
Restructuring activities	—	—	—	N/M	—	—	—	N/M
Total noninterest expenses	1,177	1,137	41	4	2,322	2,294	28	1
Noncontrolling interests	—	—	—	N/M	—	—	—	N/M
Profit (loss) before tax	691	738	(47)	(6)	1,314	1,370	(56)	(4)

Total employees (full-time equivalent)[1]	27,372	26,163	1,208	5	27,372	26,163	1,208	5
Risk-weighted assets (in € bn)[1]	74	72	2	2	74	72	2	2
Of which: operational risk RWA (in € bn)[1]	12	11	1	6	12	11	1	6
Cost/income ratio[2]	61.8%	59.9%	1.8ppt	N/M	62.4%	61.0%	1.4ppt	N/M
Post-tax return on average shareholders’ equity[3]	15.0%	16.2%	(1.2)ppt	N/M	14.2%	14.7%	(0.5)ppt	N/M
Post-tax return on average tangible shareholders’ equity[3]	16.4%	17.6%	(1.1)ppt	N/M	15.6%	15.9%	(0.3)ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
1 As of quarter-end
[2]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[3]Based on profit (loss) attributable to Deutsche Bank shareholders after AT1 coupon; for further information, please refer to “Supplementary information: Non-GAAP financial measures” of this report

Segment results of operations, investment bank	Investment Bank

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %
Net revenues:
Fixed Income & Currencies	2,614	2,247	367	16	5,466	5,142	324	6
Fixed Income & Currencies: Financing	905	904	2	—	1,872	1,809	63	3
Fixed Income & Currencies: Markets[1]	1,708	1,343	365	27	3,594	3,333	261	8
Investment Banking & Capital Markets[2]	559	410	149	36	1,036	864	172	20
Debt Origination	266	223	44	20	568	498	69	14
Equity Origination	121	49	72	148	187	101	86	86
Advisory	172	139	33	24	282	265	17	6
Research and Other[3]	12	30	(18)	(59)	56	43	13	29
Total net revenues	3,185	2,687	498	19	6,558	6,049	509	8
Provision for credit losses	174	259	(84)	(33)	464	422	42	10
Noninterest expenses:
Compensation and benefits	781	721	60	8	1,509	1,473	36	2
General and administrative expenses	918	879	40	5	1,833	1,776	57	3
Impairment of goodwill and other intangible assets	—	—	—	N/M	—	—	—	N/M
Restructuring activities	—	—	—	N/M	—	—	(1)	N/M
Total noninterest expenses	1,699	1,600	100	6	3,342	3,250	92	3
Noncontrolling interests	1	2	(1)	(50)	2	6	(4)	(72)
Profit (loss) before tax	1,311	826	484	59	2,751	2,371	379	16

Total employees (full-time equivalent)[4]	20,233	20,004	229	1	20,233	20,004	229	1
Risk-weighted assets (in € bn)[4]	147	132	15	11	147	132	15	11
Of which: operational risk RWA (in € bn)[4]	18	15	3	17	18	15	3	17
Cost/income ratio[5]	53.3%	59.5%	(6.2)ppt	N/M	51.0%	53.7%	(2.8)ppt	N/M
Post-tax return on average shareholders’ equity[6]	12.9%	8.4%	4.6ppt	N/M	14.0%	12.9%	1.2ppt	N/M
Post-tax return on average tangible shareholders’ equity[6]	13.4%	8.7%	4.7ppt	N/M	14.5%	13.3%	1.2ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1]Starting from the fourth quarter of 2025, the additional sub-category “Fixed Income & Currencies: Ex Financing“ within Fixed Income & Currencies (FIC) was renamed to
“Fixed Income & Currencies: Markets“
[2] Starting from the fourth quarter of 2025, Deutsche Bank renamed “Origination & Advisory” within the Investment Bank to “Investment Banking & Capital Markets”
[3]Historically, certain bank funding charges that were allocated to the Investment Bank but not directly attributable to specific balance sheet positions were reported within “Research and Other”. Beginning the third quarter of 2025 these charges have been allocated to underlying businesses based on an agreed allocation key in order to support ongoing refinement of business level reporting. Prior year’s comparatives are aligned to presentation in the current year
4As of quarter-end
[5]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]Based on profit (loss) attributable to Deutsche Bank shareholders after AT1 coupon; for further information, please refer to “Supplementary information: Non-GAAP financial measures” of this report

Segment results of operations, corporate & other	Corporate & Other

	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %	Jun 30, 2026	Jun 30, 2025	Absolute Change	Change in %
Net revenues	754	660	94	14	13	396	(382)	(97)
Provision for credit losses	70	25	45	182	72	37	36	97
Noninterest expenses:
Compensation and benefits	874	873	2	—	1,711	1,769	(58)	(3)
General and administrative expenses	(664)	(736)	72	(10)	(1,329)	(1,422)	92	(6)
Impairment of goodwill and other intangible assets	—	—	—	N/M	—	—	—	N/M
Restructuring activities	—	—	—	N/M	—	—	—	N/M
Total noninterest expenses	210	137	73	54	382	348	35	10
Noncontrolling interests	(64)	(65)	1	(1)	(142)	(127)	(15)	12
Profit (loss) before tax	537	563	(26)	(5)	(299)	138	(437)	N/M

Total Employees (full-time equivalent)[1,2]	37,429	36,348	1,081	3	37,429	36,348	1,081	3
Risk-weighted assets (in € bn)[1]	33	31	2	7	33	31	2	7
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
1As of quarter-end
[2]The total employee numbers reported in Corporate & Other also include employees from infrastructure functions that are allocated to other segments. As a result, the sum of full‑time equivalents reported for the individual segments does not reconcile to the Group’s total headcount